Income tax (Details 3) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax assets:
Total deferred income tax assets	$ 1,333,399	$ 1,125,047
Deferred income tax liabilities:
Total deferred income tax liabilities	985,212	856,776
Deferred taxes	348,187	268,271	$ 220,316
Lease liabilities [member]
Deferred income tax assets:
Total deferred income tax assets	974,225	871,608
Unearned Transportation Revenue [Member]
Deferred income tax assets:
Total deferred income tax assets	79,186	14,440
Aircraft And Engine Lease Return Obligation [Member]
Deferred income tax assets:
Total deferred income tax assets	73,009	98,933
Unused tax losses [member]
Deferred income tax assets:
Total deferred income tax assets	965	234
Allowance for credit losses [member]
Deferred income tax assets:
Total deferred income tax assets	463	431
Other Financing Agreements [Member]
Deferred income tax assets:
Total deferred income tax assets	115,385	92,640
Employee Benefits [Member]
Deferred income tax assets:
Total deferred income tax assets	4,389	4,256
Employee Profit Sharing [Member]
Deferred income tax assets:
Total deferred income tax assets	99	8,195
Financial Instruments Deferred Tax Assets [Member]
Deferred income tax assets:
Total deferred income tax assets	59	317
Provisions [Member]
Deferred income tax assets:
Total deferred income tax assets	85,619	33,993
Right-of-use assets [member]
Deferred income tax liabilities:
Total deferred income tax liabilities	738,703	659,190
Deductible Supplemental Rent [Member]
Deferred income tax liabilities:
Total deferred income tax liabilities	40,857	59,844
Rotable Spare Parts Furniture And Equipment Net [Member]
Deferred income tax liabilities:
Total deferred income tax liabilities	184,498	120,585
Inventory [Member]
Deferred income tax liabilities:
Total deferred income tax liabilities	5,018	5,262
Other Prepayment [Member]
Deferred income tax liabilities:
Total deferred income tax liabilities	1,182	2,981
Prepaid Expenses And Other Assets [Member]
Deferred income tax liabilities:
Total deferred income tax liabilities	$ 14,954	$ 8,914